Consolidated Balance Sheet (Unaudited) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 1,004	$ 1,467
Receivables, net of allowance	1,120	1,253
Inventories	547	570
Drilling advances	190	172
Prepaid assets and other	399	290
Total current assets	3,260	3,752
Oil and gas, on the basis of successful efforts accounting:
Proved properties	42,161	41,728
Unproved properties and properties under development, not being amortized	2,241	2,277
Gathering, transmission and processing facilities	1,048	1,052
Other	1,094	1,093
Property and equipment, gross	46,544	46,150
Less: Accumulated depreciation, depletion, and amortization	(25,985)	(25,312)
Property and equipment, net	20,559	20,838
OTHER ASSETS:
Deferred charges and other	915	910
Total assets	24,734	25,500
CURRENT LIABILITIES:
Accounts payable	571	618
Other current liabilities (Note 5)	994	1,223
Total current liabilities	1,565	1,841
LONG-TERM DEBT	8,718	8,716
DEFERRED CREDITS AND OTHER NONCURRENT LIABILITIES:
Income taxes	2,533	2,529
Asset retirement obligation	2,586	2,562
Other	332	362
Total deferred credits and other noncurrent liabilities	5,451	5,453
COMMITMENTS AND CONTINGENCIES (Note 9)
EQUITY:
Common stock, $0.625 par, 860,000,000 shares authorized, 411,708,123 and 411,218,105 shares issued, respectively	257	257
Paid-in capital	12,553	12,619
Accumulated deficit	(2,352)	(1,980)
Treasury stock, at cost, 33,175,728 and 33,183,930 shares, respectively	(2,888)	(2,889)
Accumulated other comprehensive loss	(119)	(119)
APACHE SHAREHOLDERS’ EQUITY	7,451	7,888
Noncontrolling interest	1,549	1,602
TOTAL EQUITY	9,000	9,490
TOTAL LIABILITIES AND EQUITY	$ 24,734	$ 25,500